Income Taxes (Details 7) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Taxes [Line Items]
Deferred tax liability (asset)	$ (67,685,234)	$ (77,053,910)
Deferred taxes related to credited items (charged) directly to equity	(22,236,159)	(8,731,785)
Deferred taxes from tax loss carry forwards absorption	11,287,917	13,930,082
Deferred Tax Losses Tax absorption	(7,485,845)
Conversion effect	49,002	4,231,830
Deferred taxes against equity	(1,444,133)	488,246
Deferred taxes from business combinations		(549,697)
Changes	(19,829,218)	9,368,676
Deferred tax liability (asset)	$ (87,514,452)	$ (67,685,234)